Consolidated Statements of Loss and Comprehensive Loss - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenue
Subcontract revenue	$ 59	$ 82
Interest revenue	509	401
Total Revenue	568	483
Expenses
Research and development	18,986	12,852
General and administrative	10,140	9,243
Government assistance	(2,432)	(1,062)
Accreted interest (note 11)	1,239	1,385
Total Expenses	27,933	22,418
Net loss and comprehensive loss for the year	$ (27,365)	$ (21,935)
Basic and diluted loss per share	$ (0.55)	$ (0.50)
Weighted-average shares outstanding	49,653,578	43,766,951